UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2025

Applied Finance Valuation Large Cap ETF, Applied Finance IVS US SMID ETF, and Applied Finance IVS International Large ETF (the “Applied Finance ETFs”)

ITEM 1.(a). Reports to Stockholders.

Applied Finance Valuation Large Cap ETF Tailored Shareholder Report

Annual Shareholder Report December 31, 2025 Applied Finance Valuation Large Cap ETF Ticker: VSLU (Listed on the NYSE Arca, Inc.)

This annual shareholder report contains important information about the Applied Finance Valuation Large Cap ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at appliedfinancefunds.com/ETF/ETFData/VSLU or by contacting us at (833) 356-0909.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Valuation Large Cap ETF	$54	0.49%

How did the Fund perform last year?

• For the period of January 1, 2025, to December 31, 2025, the Applied Finance Valuation Large Cap ETF (the “Fund”) returned 20.41%.

• In comparison, the Morningstar US Market Total Return Index returned 17.35% for the same period.

What key factors affected the Fund's performance?

• US stocks rose in 2025, led by the continued appreciation of megacap technology stocks, especially those impacted by the rapid increase AI investment over the course of the year. The performance of the US benchmark was strongest in Communication Services, Information Technology and Industrial sectors.

• The Fund outpaced the benchmark’s gains in 2025. The Fund benefited from stock selection, primarily in Information Technology, Communication Services, and Health Care, and further benefited by sector allocation, aided by overweighting Communication Services and Information Technology while underweighting Real Estate and Consumer Staples.

• The Fund’s emphasis on avoiding overvalued stocks that are poor stewards of shareholder capital contributed to benchmark outperformance on the year. Overvalued stocks, low profit/high growth stocks and firms with intrinsic value less than book value lagged the overall market, while firms reliant on external financing outperformed.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Applied Finance Valuation Large Cap ETF - $18,098
Morningstar US Market Total Return Index[1] - $16,717
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
4/29/2021*
12/31/2021
12/31/2022
12/31/2023
12/31/2024
12/31/2025

*	Inception

Annual Performance

	1 year	Average Annual Total Return Since Inception
Applied Finance Valuation Large Cap ETF	20.41%	13.53%
Morningstar US Market Total Return Index¹	17.35%	11.62%

The Morningstar US Market Total Return Index is a rule-based, float-weighted index that tracks the performance of the U.S. stock market, targeting 97% of the investable universe. It includes a broad spectrum of large-, mid-, and small-cap stocks, providing a comprehensive measure of the U.S. equity market. The index is reconstituted semiannually and rebalanced quarterly to ensure it accurately reflects the market's composition. Total returns for the index include the reinvestment of dividends.

For more recent performance information visit appliedfinancefunds.com/ETF/ETFData/VSLU.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Applied Finance Valuation Large Cap ETF Tailored Shareholder Report

Sector Breakdown

Information Technology - Hardware
24.69%
Communication Services
14.03%
Health Care
12.21%
Information Technology - Software & Services
10.82%
Financials
10.61%
Consumer Discretionary
10.21%
Industrials
7.08%
Consumer Staples
4.15%
Energy
2.41%
Materials
1.23%
Utilities
0.99%
Real Estate
0.83%

Top Ten Holdings
Apple, Inc.	9.44%
Nvidia Corp.	8.63%
Alphabet, Inc. Class A	8.55%
Microsoft Corp.	6.87%
Meta Platforms, Inc.	3.54%
Amazon.com, Inc.	3.47%
Visa, Inc. Class A	3.08%
Mastercard, Inc. Class A	3.06%
Broadcom, Inc.	2.88%
Johnson & Johnson	1.76%

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$386,761,862
Number of Holdings	592
Total Net Advisory Fee	$1,342,781
Portfolio Turnover Rate	23.56%

¹ The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied. to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

For additional information about the Fund; including its summary prospectus, prospectus, financial statements and other information, holdings and proxy voting information visit appliedfinancefunds.com/ETF/ETFData/VSLU.

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Applied Finance IVS US SMID ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2025 Applied Finance IVS US SMID ETF ticker: IVSS (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the Applied Finance IVS US SMID ETF for the period of December 4, 2025 (inception) to December 31, 2025. You can find additional information about the Fund at appliedfinancefunds.com/ETF/ETFData/IVSS. You can also contact us at (833) 356‑0909.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance IVS US SMID ETF	$5¹	0.59%²
¹	Costs are for the period of December 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Sector Breakdown

Industrials
19.17%
Financials
15.57%
Health Care
13.41%
Information Technology
12.96%
Consumer Discretionary
12.77%
Energy
8.24%
Materials
4.51%
Real Estate
4.39%
Communication Services
3.23%
Consumer Staples
2.95%
Utilities
2.42%

Top Ten Holdings
Ryman Hospitality Properties, Inc.	2.19%
Nextpower, Inc.	2.14%
The Ensign Group, Inc	1.74%
InterDigital, Inc.	1.67%
Maximus, Inc.	1.62%
Option Care Health, Inc.	1.60%
Southwest Gas Corp.	1.44%
PJT Partners, Inc.	1.41%
Fabrinet	1.30%
Atmus Filtration Technologies, Inc.	1.24%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/ETF/ETFData/IVSS.

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$5,668,555
Number of Holdings	358
Total Net Advisory Fee	$2,274
Portfolio Turnover Rate	0.25%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Applied Finance IVS International Large ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2025 Applied Finance IVS International Large ETF ticker: IVSI (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the Applied Finance IVS International Large ETF for the period of December 11, 2025 (inception) to December 31, 2025. You can find additional information about the Fund at appliedfinancefunds.com/ETF/ETFData/IVSI. You can also contact us at (833) 356-0909.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance IVS International Large ETF	$4¹	0.65%²
¹	Costs are for the period of December 11, 2025 to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Sector Breakdown

Financials
19.07%
Industrials
17.09%
Health Care
15.36%
Consumer Staples
10.59%
Information Technology
10.07%
Consumer Discretionary
9.89%
Materials
6.80%
Communication Services
5.73%
Energy
3.45%
Utilities
1.43%
Real Estate
0.12%

Top Ten Holdings
ASML Holding NV	5.05%
Roche Holding AG	4.06%
AstraZeneca plc	3.30%
Novartis AG	2.73%
Deutsche Telekom AG	2.35%
LVMH Moet Hennessy Louis Vuitton	1.89%
L'Oreal SA	1.74%
Mitsubishi UFJ Financial Group	1.73%
Unilever plc	1.72%
Rio Tinto Ltd.	1.66%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/ETF/ETFData/IVSI.

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$5,787,524
Number of Holdings	188
Total Net Advisory Fee	$1,592
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

ITEM 1.(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $46,200 for 2025 and $15,400 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,900 for 2025 and $3,300 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Period Ended December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF
APPLIED FINANCE IVS US SMID ETF(1)
APPLIED FINANCE IVS INTERNATIONAL LARGE ETF(2)

(1)The Fund commenced operations on December 4, 2025.

(2)The Fund commenced operations on December 11, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of InvestmentsDecember 31, 2025

		Shares	Value
99.26%	COMMON STOCKS

14.03%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	105,594	$33,050,922
	AT&T, Inc.	33,364	828,762
	Charter Communications, Inc.(A)	1,911	398,921
	Comcast Corp. Class A	35,001	1,046,180
	DoubleVerify Holdings, Inc.(A)	3,305	37,809
	Electronic Arts, Inc.	888	181,445
	Fox Corp. Class A	2,746	200,650
	Frontier Communications Parent, Inc.(A)	964	36,699
	Live Nation Entertainment(A)	536	76,380
	Match Group, Inc.	4,517	145,854
	Meta Platforms, Inc.	20,738	13,688,946
	Netflix, Inc.(A)	10,054	942,663
	The New York Times Co.	632	43,873
	Nexstar Media Group, Inc.	425	86,296
	Omnicom Group, Inc.	4,956	400,197
	Pinterest, Inc.(A)	1,653	42,796
	Roku, Inc.(A)	359	38,948
	TKO Group Holdings, Inc.	198	41,382
	T-Mobile US, Inc.	7,538	1,530,516
	The Trade Desk, Inc.(A)	726	27,559
	Verizon Communications, Inc.	27,715	1,128,832
	Warner Bros. Discovery, Inc.(A)	9,999	288,171
			54,263,801

10.21%	CONSUMER DISCRETIONARY
	ADT, Inc.	4,315	34,822
	Airbnb, Inc.(A)	3,192	433,218
	Amazon.com, Inc.(A)	58,069	13,403,487
	Aptiv plc ADR(A)	1,474	112,157
	AutoNation, Inc.(A)	414	85,483
	Autozone, Inc.(A)	355	1,203,982
	Bath & Body Works, Inc.	4,721	94,798

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
Best Buy Co., Inc.	2,206	$147,648
Booking Holdings, Inc.	475	2,543,782
Borg-Warner, Inc.	1,542	69,483
Boyd Gaming Corp.	794	67,681
Bright Horizons Family Solutions(A)	364	36,910
Brunswick Corp/DE	544	40,387
Caesars Entertainment, Inc.(A)	2,712	63,434
CarMax, Inc.(A)	872	33,694
Carnival Corporation ADR	9,558	291,901
Chipotle Mexican Grill, Inc.(A)	6,474	239,538
Choice Hotels International, Inc.	954	90,878
Churchill Downs, Inc.	1,266	144,045
Columbia Sportswear Co.	647	35,643
Crocs, Inc.(A)	904	77,310
Darden Restaurants, Inc.	761	140,039
Deckers Outdoor Corp.(A)	2,484	257,516
Dick’s Sporting Goods, Inc.	546	108,092
Dillard’s, Inc.	64	38,806
Domino’s Pizza, Inc.	800	333,456
DR Horton, Inc.	2,569	370,013
eBay, Inc.	2,142	186,568
Etsy, Inc.(A)	1,106	61,317
Expedia Group, Inc.	1,181	334,589
Five Below, Inc.(A)	204	38,425
Floor & Decor Holdings, Inc.(A)	496	30,201
Flutter Entertainment plc ADR(A)	2,234	480,399
The Gap, Inc.	2,506	64,154
Garmin Ltd. ADR	756	153,355
Gentex Corp.	1,328	30,903
Genuine Parts Co.	857	105,377
Grand Canyon Education, Inc.(A)	167	27,774
H&R Block, Inc.	2,302	100,321
Harley-Davidson, Inc.	1,351	27,682
Hasbro, Inc.	515	42,230
Hilton Worldwide Holdings, Inc.	4,943	1,419,877

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
Home Depot, Inc.	6,381	$2,195,702
Las Vegas Sands Corp.	3,112	202,560
Lear Corp.	573	65,666
Lennar Corp.	1,448	148,854
Light & Wonder Inc(A)	1,644	169,480
LKQ Corp.	2,748	82,990
Lowe’s Companies, Inc.	6,941	1,673,892
Lululemon Athletica, Inc. ADR(A)	2,345	487,314
Macy’s, Inc.	2,658	58,609
Marriott International Class A	5,317	1,649,546
Mattel, Inc.(A)	1,999	39,660
McDonald’s Corp.	4,712	1,440,129
MGM Resorts International(A)	2,964	108,156
Mohawk Industries, Inc.(A)	249	27,216
Murphy USA, Inc.	83	33,492
NIKE, Inc.	3,253	207,249
Norwegian Cruise Line Holdings Ltd. ADR(A)	5,111	114,078
NVR, Inc.(A)	39	284,418
Ollie’s Bargain Outlet, Inc.(A)	249	27,293
O’Reilly Automotive, Inc.(A)	18,099	1,650,810
Penske Automotive Group, Inc.	437	69,173
Planet Fitness, Inc.(A)	625	67,794
Polo Ralph Lauren Corp.	203	71,783
Pool Corp.	115	26,306
Pulte Group, Inc.	3,067	359,636
PVH Corp.	426	28,551
Restaurant Brands International, Inc. ADR	4,755	324,434
Ross Stores, Inc.	1,502	270,570
Royal Caribbean Cruises ADR	1,313	366,222
Service Corp. International	859	66,976
SharkNinja Inc ADR(A)	1,114	124,657
Starbucks Corp.	6,196	521,765
Tapestry, Inc.	1,072	136,969
Texas Roadhouse, Inc.	237	39,342

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Thor Industries, Inc.	356	$36,551
	TJX Companies, Inc.	4,340	666,667
	Toll Brothers, Inc.	1,060	143,333
	TopBuild Corp(A)	450	187,736
	Tractor Supply Co.	2,118	105,921
	Travel + Leisure Co.	1,065	75,114
	Ulta Beauty, Inc.(A)	291	176,058
	Vail Resorts, Inc.	201	26,693
	Valvoline, Inc.(A)	1,072	31,152
	The Wendy’s Co.	4,024	33,520
	Whirlpool Corp.	453	32,679
	Williams-Sonoma, Inc.	726	129,656
	Wyndham Hotels & Resorts, Inc.	1,481	111,904
	Wynn Resorts Ltd.	502	60,406
	YETI Holdings Inc(A)	1,102	48,675
	Yum! Brands, Inc.	5,933	897,544
			39,506,276

4.15%	CONSUMER STAPLES
	Albertsons Cos, Inc.	12,563	215,707
	Altria Group, Inc.	14,697	847,429
	Archer-Daniels-Midland Co.	2,405	138,263
	BellRing Brands, Inc.(A)	3,681	98,393
	BJ’s Wholesale Club Holdings, Inc.(A)	1,896	170,697
	The Boston Beer Co., Inc.(A)	144	28,099
	Brown-Forman Corp. Class B	5,023	130,899
	Bunge Global Shares ADR	1,314	117,051
	Campbell Soup Co.	1,165	32,469
	Church & Dwight Co.	2,165	181,535
	The Coca-Cola Co.	32,898	2,299,899
	Colgate-Palmolive Co.	6,636	524,377
	Conagra Brands, Inc.	1,982	34,308
	Constellation Brands, Inc.	3,953	545,356
	Dollar General Corp.	1,448	192,251
	Dollar Tree, Inc.(A)	1,474	181,317
	Flowers Foods, Inc.	2,935	31,933
	General Mills, Inc.	4,343	201,950

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	The Hershey Company	1,647	$299,721
	Ingredion, Inc.	420	46,309
	The JM Smucker Co.	1,118	109,352
	Kenvue, Inc.	11,887	205,051
	Keurig Dr Pepper, Inc.	15,901	445,387
	The Kraft Heinz Co.	6,736	163,348
	Kroger Co.	5,815	363,321
	Lamb Weston Holdings, Inc.	880	36,863
	Maplebear Inc(A)	2,639	118,702
	McCormick & Co., Inc.	1,611	109,725
	Molson Coors Beverage Co. Class B	870	40,612
	Mondelez International Inc. Class A	9,774	526,134
	Monster Beverage Corp.(A)	7,900	605,693
	PepsiCo, Inc.	10,359	1,486,724
	Philip Morris International, Inc.	14,660	2,351,464
	Pilgrim’s Pride Corp.	3,372	131,474
	Primo Brands Corp.	1,680	27,468
	The Procter & Gamble Co.	14,318	2,051,913
	Reynolds Consumer Products, Inc.	1,520	34,838
	Smithfield Foods, Inc.	1,940	43,320
	Sprouts Farmers Market, Inc.(A)	710	56,566
	Sysco Corp.	2,950	217,386
	Target Corp.	6,186	604,682
			16,047,986

2.41%	ENERGY
	Antero Midstream Corp.	3,887	69,150
	Antero Resources Corp.(A)	1,920	66,163
	APA Corp.	6,062	148,277
	Cheniere Energy, Inc.	3,800	738,682
	Chevron Corp.	8,338	1,270,795
	Chord Energy Corp.	374	34,670
	ConocoPhillips	10,277	962,030
	EOG Resources, Inc.	5,787	607,693
	EQT Corp.	2,656	142,362

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Expand Energy Corp.	1,449	$159,912
	Exxon Mobil Corp.	27,607	3,322,226
	Halliburton Co.	11,189	316,201
	HF Sinclair Corp	723	33,316
	Marathon Petroleum Corp.	2,143	348,516
	Ovintiv, Inc.	3,405	133,442
	Phillips 66	1,311	169,171
	Schlumberger NV ADR	10,670	409,515
	Valero Energy Corp.	1,774	288,789
	Weatherford International plc ADR	1,568	122,712
			9,343,622

10.61%	FINANCIALS
	Affiliated Managers Group, Inc.	209	60,251
	Aflac, Inc.	2,531	279,093
	Allstate Corp.	2,671	555,969
	American Express Co.	5,001	1,850,120
	American Financial Group, Inc.	274	37,450
	Ameriprise Financial, Inc.	1,971	966,460
	Arch Capital Group Ltd. ADR	2,476	237,498
	Assurant, Inc.	185	44,557
	Axis Capital Holdings Ltd. ADR	752	80,532
	Bank of New York Mellon	1,140	132,343
	Bank OZK	731	33,641
	Blackrock, Inc.	246	263,304
	BOK Financial Corp.	278	32,932
	Capital One Financial Corp.	156	37,808
	CBOE Global Markets, Inc.	981	246,231
	Chubb Ltd. ADR	1,961	612,067
	CNA Financial Corp.	800	38,192
	Columbia Banking System, Inc.	1,419	39,661
	Comerica, Inc.	452	39,292
	Commerce Bancshares, Inc.	619	32,398
	Cullen/Frost Bankers, Inc.	248	31,404
	East West Bancorp, Inc.	598	67,209

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
Equitable Holdings, Inc.	6,979	$332,549
Euronet Worldwide, Inc.(A)	452	34,402
Everest RE Group, Ltd. ADR	155	52,599
FactSet Research Systems, Inc.	770	223,446
Fidelity National Information Services, Inc.	1,577	104,807
Fifth Third Bancorp	1,423	66,611
First American Financial Corp.	566	34,775
First Citizens BancShares, Inc.	61	130,917
First Hawaiian, Inc.	1,508	38,152
First Horizon Corp.	1,601	38,264
Fiserv, Inc.(A)	9,954	668,610
Global Payments, Inc.	2,371	183,515
Globe Life, Inc.	790	110,489
The Hanover Insurance Group, Inc.	172	31,436
Hartford Financial Services Group, Inc.	1,658	228,472
Intercontinental Exchange	4,036	653,671
Jack Henry & Associates, Inc.	882	160,947
Janus Henderson Group plc ADR	809	38,484
Kemper Corp.	746	30,243
Kinsale Capital Group, Inc.	187	73,139
Lazard, Inc.	742	36,032
Lincoln National Corp.	896	39,899
M & T Bank Corp.	165	33,244
MarketAxess Holdings, Inc.	185	33,531
Mastercard, Inc. Class A	20,736	11,837,768
MetLife, Inc.	4,780	377,333
MGIC Investment Corp.	1,336	39,038
Moody’s Corporation	2,314	1,182,107
MSCI, Inc.	421	241,540
Nasdaq, Inc.	5,004	486,039
Northern Trust Corp.	394	53,816
Old Republic International Corp.	841	38,383
PayPal Holdings, Inc.	9,452	551,808
Pinnacle Financial Partners, Inc.	397	37,878
The PNC Financial Services Group, Inc.	815	170,115

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Popular, Inc. ADR	249	$31,005
	Primerica, Inc.	391	101,019
	Principal Financial Group, Inc.	602	53,102
	The Progressive Corp.	8,292	1,888,254
	RenaissanceRe Holdings Ltd. ADR	582	163,635
	S&P 500 Global, Inc.	1,513	790,679
	SEI Investments Co.	866	71,029
	SouthState Bank Corp.	371	34,915
	Starwood Property Trust, Inc.	1,950	35,120
	Stifel Financial Corp.	280	35,062
	Synchrony Financial	2,857	238,360
	Synovus Financial Corp.	769	38,488
	T Rowe Price Group, Inc.	1,149	117,635
	The Travelers Companies, Inc.	891	258,443
	Unum Group	796	61,690
	Virtu Financial, Inc.	1,124	37,452
	Visa, Inc. Class A	33,987	11,919,581
	Voya Financial, Inc.	630	46,929
	W. R. Berkley Corp.	1,517	106,372
	Webster Financial Corp.	575	36,190
	Wells Fargo & Co.	6,467	602,724
	The Western Union Co.	6,099	56,782
	WEX, Inc.(A)	631	94,006
	XP, Inc. ADR	3,420	55,985
	Zions Bancorporation NA	614	35,944
			41,022,872

12.21%	HEALTH CARE
	Abbott Laboratories	7,274	911,359
	Abbvie, Inc.	25,875	5,912,179
	Agilent Technologies, Inc.	2,837	386,031
	Align Technology, Inc.(A)	494	77,138
	Amgen, Inc.	8,896	2,911,750
	Avantor, Inc.(A)	8,872	101,673
	Biogen, Inc.(A)	1,802	317,134

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
BioMarin Pharmaceutical, Inc.(A)	1,347	$80,052
Bio-Techne Corp.	571	33,581
Cencora, Inc.	4,277	1,444,557
Centene Corp.(A)	2,565	105,550
Certara, Inc.(A)	2,740	24,139
Charles River Laboratories International, Inc.(A)	239	47,676
Chemed Corp.	110	47,065
The Cigna Group	1,072	295,047
CVS Health Corp.	3,395	269,427
Danaher Corp.	1,477	338,115
DaVita, Inc.(A)	1,688	191,774
Dentsply Sirona, Inc.	2,963	33,867
Dexcom, Inc.(A)	1,865	123,780
Edwards Lifescience Corp.(A)	4,160	354,640
Elanco Animal Health, Inc.(A)	1,816	41,096
Encompass Health Corp.	547	58,059
Exelixis, Inc.(A)	2,652	116,237
GE Healthcare Technologies	5,367	440,201
Gilead Sciences, Inc.	19,578	2,403,004
Globus Medical, Inc.(A)	588	51,338
Halozyme Therapeutics, Inc.(A)	2,838	190,997
HCA Healthcare, Inc.	2,874	1,341,756
Henry Schein, Inc.(A)	624	47,162
Hologic, Inc.(A)	1,614	120,227
Humana, Inc.	144	36,883
ICON plc(A)	598	227,138
Idexx Laboratories, Inc.(A)	589	398,476
Illumina, Inc.(A)	411	53,907
Incyte Corp.(A)	2,010	198,528
Inspire Medical Systems, Inc.(A)	471	43,440
Iqvia Holdings, Inc.(A)	3,240	730,328
Johnson & Johnson	32,962	6,821,486
Masimo Corp.(A)	214	27,833
McKesson Corp.	2,923	2,397,708

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Medpace Holdings, Inc.(A)	168	$94,357
	Medtronic plc ADR	6,809	654,073
	Merck & Company, Inc.	47,526	5,002,587
	Mettler-Toledo International, Inc.(A)	421	586,954
	Molina Healthcare, Inc.(A)	874	151,674
	Neurocrine Biosciences, Inc.(A)	562	79,708
	Organon & Co.	5,186	37,184
	Pfizer, Inc.	40,372	1,005,263
	QIAGEN NV ADR(A)	792	35,616
	Regeneron Pharmaceuticals, Inc.	1,416	1,092,968
	ResMed, Inc.	1,214	292,416
	Revvity, Inc.	397	38,410
	Solventum Corp.(A)	1,829	144,930
	Sotera Health Co(A)	2,912	51,368
	STERIS plc ADR	220	55,774
	Stryker Corp.	3,110	1,093,072
	Teleflex, Inc.	498	60,776
	Tenet Healthcare Corp.(A)	1,547	307,420
	Thermo Fisher Scientific, Inc.	3,265	1,891,904
	United Therapeutics Corp.(A)	518	252,396
	UnitedHealth Group, Inc.	7,899	2,607,539
	Universal Health Services, Inc.	228	49,709
	Vertex Pharmaceuticals(A)	2,058	933,015
	Viatris, Inc.	4,987	62,088
	West Pharmaceutical Services, Inc.	145	39,895
	Zimmer Biomet Holdings	1,254	112,760
	Zoetis, Inc.	5,839	734,663
			47,220,857

7.08%	INDUSTRIALS
	A O Smith Corp.	583	38,991
	Acuity, Inc.	196	70,568
	Advanced Drainage Systems, Inc.	449	65,029
	AECOM	744	70,926
	Allegion US Holding Co. ADR	1,112	177,053

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
Allison Transmission	1,801	$176,318
Ametek, Inc.	2,522	517,792
Applied Industrial Technologies, Inc.	220	56,489
Armstrong World Industries, Inc.	188	35,927
ATI, Inc.(A)	431	49,462
Automatic Data Processing, Inc.	3,201	823,393
Avis Budget Group, Inc.(A)	1,107	142,050
Booz Allen Hamilton Holding Co.	2,752	232,159
Broadridge Financial Solutions, Inc.	1,530	341,450
Builders FirstSource, Inc.(A)	2,176	223,889
Carlisle Cos., Inc.	400	127,944
Carrier Global Corp.	1,564	82,642
Caterpillar, Inc.	3,885	2,225,600
CH Robinson Worldwide, Inc.	544	87,453
Cintas Corp.	2,228	419,020
Clarivate PLC ADR(A)	9,774	32,645
CNH Industrial NV ADR	3,428	31,606
Comfort Systems USA, Inc.	436	406,914
Concentrix Corp.	783	32,557
Crane Co.	175	32,275
CSX Corp.	21,533	780,571
Cummins, Inc.	1,201	613,050
Curtiss-Wright Corp.	89	49,063
Deere & Co.	2,018	939,520
Delta Air Lines, Inc.	6,091	422,715
Donaldson Company, Inc.	561	49,738
Dover Corp.	892	174,154
Eaton Corp. plc	1,482	472,032
EMCOR Group, Inc.	408	249,610
Emerson Electric Co.	633	84,012
Equifax, Inc.	965	209,386
Everus Construction Group, Inc.(A)	441	37,732
ExlService Holdings, Inc.(A)	860	36,498
Expeditors International of Washington, Inc.	634	94,472

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
FedEx Corp.	1,082	$312,547
Ferguson Enterprises, Inc.	965	214,838
Fortive Corporation	4,684	258,604
Fortune Brands Innovations, Inc.	1,132	56,623
FTI Consulting, Inc.(A)	197	33,654
Gates Industrial Corp PLC ADR(A)	1,467	31,496
Generac Holdings, Inc.(A)	365	49,775
General Dynamics Corp.	1,492	502,297
Genpact Ltd. ADR	1,157	54,124
Graco, Inc.	903	74,019
Grainger WW, Inc.	508	512,597
Hayward Holdings, Inc.(A)	2,379	36,756
HEICO Corp.	788	254,989
Hexcel Corp.	537	39,684
Hubbell, Inc.	369	163,877
Illinois Tool Works, Inc.	2,165	533,240
Jacobs Solutions, Inc.	784	103,849
JB Hunt Transport Services, Inc.	497	96,587
Kirby Corp.(A)	434	47,818
L3Harris Technologies, Inc.	1,247	366,082
Landstar System, Inc.	253	36,356
Leidos Holdings, Inc.	2,701	487,260
Lennox International, Inc.	415	201,516
Lincoln Electric Holdings, Inc.	254	60,869
Lockheed Martin Corp.	1,524	737,113
Masco Corp.	4,330	274,782
MSA Safety, Inc.	181	28,985
MSC Industrial Direct Co., Inc.	402	33,808
Norfolk Southern Corp.	1,706	492,556
Northrop Grumman Corp.	730	416,253
Old Dominion Freight	1,122	175,930
Oshkosh Corp.	437	54,900
Otis Worldwide Corp.	9,896	864,416
PACCAR, Inc.	3,747	410,334
Parker-Hannifin Corp.	1,074	944,003

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
Paylocity Holding Corp.(A)	435	$66,338
Pentair plc ADR	1,942	202,240
Quanta Services, Inc.	518	218,627
RB Global, Inc. ADR	994	102,253
RBC Bearings, Inc.(A)	84	37,668
Regal Rexnord Corp.	397	55,707
Robert Half International, Inc.	1,094	29,713
Rockwell Automation, Inc.	373	145,123
RTX Corp.	5,304	972,754
Science Applications International Corp.	873	87,876
Sensata Technologies Holding plc ADR	1,542	51,333
Simpson Manufacturing Co., Inc.	186	30,033
SiteOne Landscape Supply, Inc.(A)	255	31,763
Snap-on, Inc.	414	142,664
Southwest Airlines Co.	1,148	47,447
Tetra Tech, Inc.	3,015	101,123
Textron, Inc.	971	84,642
The Timken Co.	471	39,625
The Toro Co.	614	48,334
Trane Technologies plc ADR	1,815	706,398
TransUnion	3,329	285,462
Union Pacific Corp.	5,837	1,350,215
United Airlines Holdings(A)	2,969	331,994
United Rentals, Inc.	745	602,943
UPS, Inc. Class B	3,442	341,412
Valmont Industries, Inc.	79	31,783
Veralto Corp.	3,115	310,815
Verisk Analytics, Inc.	831	185,886
Vertiv Holdings Co.	1,913	309,925
Wabtec Corp.	1,989	424,552
Watsco, Inc.	109	36,728
Wesco International, Inc.	202	49,417
WillScot Holdings Corp.	3,792	71,403
Woodward, Inc.	122	36,883
XPO, Inc.(A)	435	59,121
Xylem, Inc.	535	72,856
		27,378,298

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
24.69%	INFORMATION TECHNOLOGY - Hardware
	Advanced Micro Devices(A)	1,780	$381,205
	Allegro MicroSystems, Inc.(A)	1,293	34,109
	Amkor Technology, Inc.	1,217	48,047
	Analog Devices, Inc.	233	63,190
	Apple, Inc.	134,328	36,518,410
	Applied Materials, Inc.	8,729	2,243,266
	Arrow Electronics, Inc.(A)	257	28,316
	Avnet, Inc.	718	34,521
	Broadcom, Inc.	32,182	11,138,190
	Ciena Corp.(A)	218	50,984
	Cirrus Logic, Inc.(A)	363	43,016
	Cisco Systems, Inc.	25,248	1,944,853
	Cognex Corp.	796	28,640
	Coherent Corp.(A)	270	49,834
	Corning, Inc.	1,278	111,902
	Dell Technologies	9,036	1,137,452
	Enphase Energy, Inc.(A)	962	30,832
	Entegris, Inc.	373	31,425
	Flex Ltd. ADR(A)	1,479	89,361
	GlobalFoundries, Inc. ADR(A)	1,260	43,999
	HP, Inc.	20,248	451,125
	Ingram Micro Holding Corp.	1,798	38,369
	Jabil, Inc.	411	93,716
	Keysight Technologies, Inc.(A)	856	173,931
	KLA Corp.	1,466	1,781,307
	Lam Research Corp.	9,615	1,645,896
	Lattice Semiconductor Corp.(A)	485	35,686
	Littelfuse Inc.	121	30,603
	MACOM Technology Solutions Holdings, Inc.(A)	240	41,107
	Marvell Technology, Inc.	413	35,097
	Micron Technology, Inc.	213	60,792
	MKS, Inc.	223	35,635
	Monolithic Power Systems, Inc.	71	64,352

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Motorola Solutions, Inc.	1,305	$500,233
	NetApp, Inc.	1,190	127,437
	Nvidia Corp.	178,985	33,380,702
	ON Semiconductor Corp.(A)	3,627	196,402
	Onto Innovation, Inc.(A)	214	33,782
	Pure Storage, Inc.(A)	420	28,144
	Qorvo, Inc.(A)	396	33,466
	Qualcomm, Inc.	7,816	1,336,927
	Skyworks Solutions, Inc.	470	29,803
	TD SYNNEX Corp.	643	96,598
	Teledyne Technologies, Inc.(A)	127	64,863
	Teradyne, Inc.	261	50,519
	Texas Instruments, Inc.	3,028	525,328
	Trimble, Inc.(A)	1,574	123,323
	Ubiquiti, Inc.	165	91,303
	Universal Display Corp.	213	24,874
	Vontier Corp.	2,842	105,666
	Western Digital Corp.	1,165	200,695
			95,489,233

10.82%	INFORMATION TECHNOLOGY - Software & Services
	Accenture plc Class A ADR	9,080	2,436,164
	Adobe, Inc.(A)	8,218	2,876,218
	Akamai Technologies, Inc.(A)	464	40,484
	Amdocs Ltd. ADR	708	57,001
	AppFolio, Inc.(A)	128	29,779
	AppLovin Corp.(A)	1,633	1,100,348
	Arista Networks, Inc.(A)	5,695	746,216
	Atlassian Corp. Class A ADR(A)	513	83,178
	Autodesk, Inc.(A)	1,066	315,547
	Bentley Systems, Inc. Class B	1,202	45,874
	CDW Corp.	2,547	346,901
	Cognizant Tech Solutions	4,596	381,468
	DocuSign, Inc.(A)	488	33,379
	Dolby Laboratories, Inc.	497	31,917

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Dropbox, Inc.(A)	2,542	$70,668
	DXC Technology Co.(A)	2,702	39,584
	Dynatrace, Inc.(A)	753	32,635
	EPAM Systems, Inc.(A)	205	42,000
	F5, Inc.(A)	184	46,968
	Fair Isaac Corp.(A)	367	620,458
	Fortinet, Inc.(A)	8,883	705,399
	Gartner Group, Inc.(A)	1,530	385,988
	International Business Machines Corp.	4,310	1,276,665
	Intuit, Inc.	1,697	1,124,127
	Manhattan Associates, Inc.(A)	216	37,435
	Microsoft Corp.	54,922	26,561,378
	NortonLifeLock, Inc.	7,650	208,004
	Palo Alto Networks, Inc.(A)	1,323	243,697
	Pegasystems, Inc.	621	37,086
	RingCentral, Inc.(A)	1,283	37,053
	Salesforce, Inc.	3,985	1,055,666
	ServiceNow, Inc.(A)	1,354	207,419
	Synopsys, Inc.(A)	647	303,909
	Teradata Corp.(A)	1,623	49,404
	UiPath, Inc.(A)	2,541	41,647
	Workday, Inc. Class A(A)	367	78,824
	Zoom Communications, Inc.(A)	1,272	109,761
			41,840,249

1.23%	MATERIALS
	AptarGroup, Inc.	240	29,270
	Avery Dennison Corp.	514	93,486
	Axalta Coating Systems Ltd. ADR(A)	2,702	87,302
	Ball Corporation	2,925	154,937
	CF Industries Holdings, Inc.	1,111	85,925
	Corteva, Inc.	1,485	99,540
	Crown Holdings, Inc.	1,169	120,372
	Dow, Inc.	1,572	36,753
	Eagle Materials, Inc.	260	53,737
	Element Solutions, Inc.	1,349	33,712

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	FMC Corp.	1,183	$16,408
	Freeport-McMoran, Inc.	12,419	630,761
	Graphic Packaging Holding Co.	3,392	51,084
	International Paper Co.	2,004	78,938
	Louisiana-Pacific Corp.	412	33,273
	LyondellBasell Industries NV ADR	3,661	158,521
	The Mosaic Co.	1,454	35,027
	Newmont Goldcorp Corp.	4,821	481,377
	Nucor Corp.	939	153,160
	Packaging Corp. of America	359	74,037
	PPG Industries, Inc.	2,293	234,941
	Reliance, Inc.	123	35,531
	Sealed Air Corp.	1,528	63,305
	The Sherwin-Williams Co.	3,546	1,149,010
	Southern Copper Corp.	3,979	570,867
	Steel Dynamics, Inc.	1,134	192,156
	Westlake Corp.	445	32,903
			4,786,333

0.83%	REAL ESTATE
	American Tower Corporate REIT	4,621	811,309
	Americold Realty Trust, Inc. REIT	2,763	35,532
	AvalonBay Communities, Inc. REIT	362	65,634
	BXP, Inc. REIT	629	42,445
	Camden Property Trust REIT	426	46,894
	CubeSmart REIT	929	33,490
	EPR Properties REIT	630	31,437
	Equity LifeStyle Properties, Inc. REIT	1,086	65,822
	Equity Residential REIT	1,445	91,093
	Essex Property Trust, Inc. REIT	194	50,766
	Extra Space Storage, Inc. REIT	379	49,353
	Federal Realty Investment Trust REIT	385	38,808
	First Industrial Realty Trust REIT	727	41,635
	Healthcare Realty Trust, Inc. REIT	2,121	35,951
	Healthpeak Properties, Inc. REIT	2,646	42,548

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Highwoods Properties, Inc. REIT	1,154	$29,796
	Invitation Homes, Inc. REIT	1,295	35,988
	Kilroy Realty Corp. REIT	856	31,989
	Kimco Realty Corp. REIT	1,765	35,777
	Lamar Advertising Co. REIT	762	96,454
	Mid-America Apartment Communities REIT	480	66,677
	National Storage Affiliates Trust REIT	1,227	34,614
	NNN REIT, Inc.	861	34,121
	Park Hotels & Resorts, Inc. REIT	3,399	35,554
	Prologis, Inc.	1,078	137,617
	Public Storage REIT	940	243,930
	Rayonier, Inc. REIT	1,476	31,955
	Regency Centers Corp. REIT	498	34,377
	Simon Property Group, Inc. REIT	3,390	627,523
	Sun Communities, Inc. REIT	246	30,482
	UDR, Inc. REIT	1,704	62,503
	Vici Properties, Inc. REIT	1,615	45,414
	Vornado Realty Trust REIT	878	29,220
	W. P. Carey, Inc. REIT	520	33,467
	Weyerhaeuser Co. REIT	1,500	35,535
			3,195,710

0.99%	UTILITIES
	Constellation Energy Corp.	3,446	1,217,367
	National Fuel Gas Co.	2,371	189,821
	NiSource, Inc.	904	37,750
	NRG Energy, Inc.	5,037	802,091
	The Southern Company	14,035	1,223,852
	UGI Corp.	9,288	347,650
			3,818,531

99.26%	TOTAL COMMON STOCKS
	(Cost: $327,823,129)		383,913,768

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
0.00%	WARRANTS

0.00%	FINANCIALS
	Sycamore Partners LLC-CVR(A)(B)	1,814	$—

0.00%	HEALTH CARE
	Abiomed, Inc.-CVR(A)(B)	2	—

0.00%	TOTAL WARRANTS
	(Cost: $ — )		—

99.26%	TOTAL INVESTMENTS
	(Cost: $327,823,129)		383,913,768
0.74%	Other assets, net of liabilities		2,848,094
100.00%	NET ASSETS		$386,761,862

(A)Non-income producing.

(B)The warrant is a Level 3 Security. See Note 1.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

CVR - Contingent Value Right

REIT - Real Estate Investment Trust

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of InvestmentsDecember 31, 2025

		Shares	Value
99.62%	COMMON STOCKS

3.23%	COMMUNICATION SERVICES
	Advantage Solutions, Inc.(A)	1,728	$1,521
	CarGurus, Inc.(A)	513	19,674
	Cars.com, Inc.(A)	882	10,760
	Cinemark Holdings, Inc.	756	17,569
	Gambling.com Group Ltd. ADR(A)	333	1,818
	John Wiley & Sons, Inc. Class A	270	8,270
	The Marcus Corp	171	2,652
	MediaAlpha, Inc.(A)	459	5,944
	Nexxen International Ltd. ADR(A)	90	589
	Playtika Holding Corp. ADR	8,217	32,457
	PubMatic, Inc.(A)	126	1,118
	Sinclair, Inc.	1,134	17,350
	Spok Holdings, Inc.	45	594
	TEGNA, Inc.	1,746	33,890
	Travelzoo(A)	144	1,025
	Yelp, Inc.(A)	477	14,496
	Ziff Davis, Inc.(A)	378	13,287
			183,014

12.77%	CONSUMER DISCRETIONARY
	Abercrombie & Fitch Co.(A)	360	45,313
	Academy Sports & Outdoors, Inc.	441	22,032
	Adient plc ADR(A)	306	5,866
	Adtalem Global Education, Inc.(A)	216	22,350
	American Axle & Manufacturing Holdings, Inc.(A)	414	2,654
	American Eagle Outfitters, Inc.	1,008	26,581
	Asbury Automotive Group, Inc.(A)	90	20,928
	BJ’s Restaurants, Inc.(A)	126	4,964
	Bloomin’ Brands, Inc.	1,215	7,497
	Brinker International, Inc.(A)	342	49,084
	Caleres, Inc.	171	2,081

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
Carter’s, Inc.	369	$11,967
Cracker Barrel Old Country Store, Inc.	117	2,972
Dana, Inc.	414	9,837
Designer Brands, Inc.	180	1,337
Driven Brands Holdings, Inc.(A)	1,251	18,540
El Pollo Loco Holdings, Inc.(A)	72	753
Flexsteel Industries, Inc.	18	711
Garrett Motion, Inc. ADR	2,394	41,727
Gentherm, Inc.(A)	126	4,583
GigaCloud Technology, Inc. ADR(A)	468	18,383
G-III Apparel Group Ltd.	180	5,213
Golden Entertainment, Inc.	27	734
Green Brick Partners, Inc.(A)	576	36,092
Haverty Furniture Cos., Inc.	27	631
Holley, Inc.(A)	216	892
Hovnanian Enterprises, Inc.(A)	54	5,267
Inspired Entertainment, Inc.(A)	198	1,853
J Jill, Inc.	198	2,717
JAKKS Pacific, Inc.	81	1,367
KB Home	432	24,369
La-Z-Boy, Inc.	171	6,373
Legacy Housing Corp.(A)	117	2,284
The Lovesac Co(A)	45	664
M/I Homes, Inc.(A)	270	34,546
Marriott Vacations Worldwide Corp.	54	3,115
Mister Car Wash, Inc.(A)	1,656	9,207
Movado Group, Inc.	45	928
Oxford Industries, Inc.	108	3,694
Phinia, Inc.	144	9,027
Polaris, Inc.	315	19,924
RCI Hospitality Holdings, Inc.	45	1,073
Sally Beauty Holdings, Inc.(A)	1,107	15,786
Shoe Carnival, Inc.	144	2,431
Signet Jewelers Ltd. ADR	225	18,648
Steven Madden Ltd.	333	13,866

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Strattec Security Corp.(A)	9	$685
	Stride, Inc.(A)	657	42,659
	Target Hospitality Corp.(A)	684	5,479
	Taylor Morrison Home Corp.(A)	909	53,513
	Torrid Holdings, Inc.(A)	1,863	1,823
	Tri Pointe Homes, Inc.(A)	252	7,930
	United Parks & Resorts, Inc.(A)	648	23,522
	Upbound Group, Inc.	315	5,531
	Victoria’s Secret & Co.(A)	369	19,989
	Visteon Corp.	144	13,694
	XPEL, Inc.(A)	162	8,085
			723,771

2.95%	CONSUMER STAPLES
	The Andersons, Inc.	171	9,092
	Cal-Maine Foods, Inc.	261	20,768
	Central Garden & Pet Co.(A)	369	11,863
	The Chefs’ Warehouse, Inc(A)	171	10,658
	Dole plc ADR	729	10,928
	FitLife Brands, Inc.(A)	45	732
	Herbalife Ltd. ADR(A)	3,708	47,796
	Interparfums, Inc.	252	21,377
	J & J Snack Foods Corp.	36	3,253
	Lifevantage, Corp.	117	721
	Medifast, Inc.(A)	63	673
	MGP Ingredients, Inc.	90	2,187
	Mission Produce, Inc.(A)	315	3,654
	PriceSmart, Inc.	153	18,769
	Universal Corporation of Virginia	90	4,748
			167,219

8.24%	ENERGY
	Ardmore Shipping Corp. ADR	405	4,289
	Dorian LPG Ltd. ADR	450	10,953
	Excelerate Energy, Inc.	576	16,157

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Flowco Holdings, Inc.	1,620	$30,359
	Gulfport Energy Corp.(A)	207	43,054
	Helix Energy Solutions Group, Inc.(A)	711	4,458
	HighPeak Energy, Inc.	315	1,493
	International Seaways, Inc. ADR	783	38,015
	Liberty Energy, Inc.	2,079	38,378
	Murphy Oil Corp.	1,350	42,188
	Nabors Industries Ltd. ADR(A)	324	17,593
	Navigator Holdings Ltd. ADR	684	11,847
	Nordic American Tankers Ltd. ADR	1,638	5,635
	Par Pacific Holdings, Inc.(A)	360	12,650
	Patterson-UTI Energy, Inc.	666	4,069
	Peabody Energy Corporation	1,044	31,007
	ProFrac Holding Corp.(A)	513	1,996
	ProPetro Holding Corp.(A)	657	6,248
	Riley Exploration Permian, Inc.	324	8,554
	RPC, Inc.	891	4,847
	Scorpio Tankers, Inc. ADR	693	35,225
	Teekay Tankers, Ltd. ADR	468	25,001
	Tidewater, Inc.(A)	540	27,275
	VAALCO Energy, Inc.	1,080	3,931
	Valaris Ltd. ADR(A)	693	34,927
	W&T Offshore, Inc.	4,410	7,188
			467,337

15.57%	FINANCIALS
	1st Source Corp.	90	5,624
	Acadian Asset Management, Inc.	729	34,263
	Amalgamated Financial Corp.	261	8,360
	American Coastal Insurance Corp.	1,287	16,255
	Axos Financial, Inc.(A)	369	31,793
	The Bancorp, Inc(A)	657	44,361
	The Bank of N.T. Butterfield & Son Ltd. ADR	468	23,316
	Bank7 Corp.	63	2,582

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
Capital Bancorp, Inc.	90	$2,535
Cathay General Bancorp	135	6,533
Community Trust Bancorp, Inc.	36	2,034
Customers Bancorp, Inc.(A)	99	7,239
CVB Financial Corp.	36	670
Donnelley Financial Solutions(A)	783	36,558
Employers Holdings, Inc.	72	3,108
Enact Holdings, Inc.	1,170	46,379
Enterprise Financial Services Corp.	45	2,430
Equity Bancshares, Inc.	18	804
Essent Group Ltd. ADR	693	45,052
Evertec, Inc. ADR	1,908	55,504
Farmers National Banc Corp.	126	1,678
First BanCorp ADR	1,269	26,306
First Commonwealth Financial Corporation	135	2,276
First Financial Bancorp	171	4,278
Fulton Financial Corp.	306	5,915
Hamilton Insurance Group Ltd. ADR(A)	504	14,062
Hancock Whitney Corp.	171	10,889
HBT Financial, Inc.	126	3,257
Heritage Insurance Holdings, Inc.(A)	513	15,010
Independent Bank Corporation	117	3,806
International Money Express, Inc.(A)	801	12,303
Jackson Financial, Inc.	639	68,149
Kingstone Cos., Inc.	387	6,513
Mercantile Bank Corp.	90	4,329
NCR Atleos Corp.(A)	1,305	49,734
NerdWallet, Inc.(A)	747	10,122
NMI Holdings, Inc.(A)	1,026	41,851
Northeast Community Bancorp, Inc.	144	3,256
Old Second Bancorp, Inc.	243	4,738
OppFi, Inc.	873	9,132
Orange County Bancorp, Inc.	63	1,799
Orrstown Financial Services, Inc.	108	3,825

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Paysafe, Ltd. ADR(A)	765	$6,189
	Peoples Bancorp, Inc.	54	1,622
	PJT Partners, Inc.	477	79,754
	Plumas Bancorp	18	804
	Preferred Bank	117	11,048
	Prog Holdings, Inc.	981	28,930
	QCR Holdings, Inc.	54	4,498
	Red River Bancshares, Inc.	9	643
	S&T Bancorp, Inc.	18	708
	Sezzle, Inc.(A)	549	34,848
	SiriusPoint Ltd. ADR(A)	756	16,549
	Southern Missouri Bancorp, Inc.	18	1,064
	Universal Insurance Holdings, Inc.	180	6,084
	World Acceptance Corp.(A)	45	6,318
	WSFS Financial Corp.	90	4,972
			882,659
13.41%	HEALTH CARE
	Accuray, Inc.(A)	963	794
	AdaptHealth Corp.(A)	1,305	12,998
	ADMA Biologics, Inc.(A)	1,494	27,251
	Alkermes plc ADR(A)	1,179	32,988
	AMN Healthcare Services, Inc.(A)	567	8,936
	Amneal Pharmaceuticals, Inc.(A)	3,456	43,546
	Amphastar Pharmaceuticals, Inc.(A)	909	24,343
	Aurinia Pharmaceuticals, Inc. ADR(A)	225	3,589
	biote Corp.(A)	972	2,527
	Collegium Pharmaceutical, Inc.(A)	774	35,836
	Concentra Group Holdings Parent, Inc.	2,214	43,572
	CONMED Corp.	252	10,231
	Electromed, Inc.(A)	27	786
	Embecta Corp.	1,773	21,063
	The Ensign Group, Inc.	567	98,771
	Harmony Biosciences Holdings, Inc.(A)	1,251	46,812
	HealthStream, Inc.	387	8,928
	Innoviva, Inc.(A)	1,233	24,648

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	iRadimed Corp.	18	$1,751
	Ironwood Pharmaceuticals, Inc.(A)	5,139	17,318
	Lantheus Holdings, Inc.(A)	999	66,483
	Mednax, Inc.(A)	360	7,700
	Merit Medical Systems, Inc.(A)	252	22,211
	Mesa Laboratories, Inc.	54	4,239
	MiMedx Group, Inc.(A)	441	2,986
	Option Care Health, Inc.(A)	2,853	90,897
	Owens & Minor, Inc.(A)	522	1,462
	Prestige Consumer Healthcare Inc.(A)	954	58,852
	Pro-Dex, Inc.(A)	27	1,039
	Progyny, Inc.(A)	162	4,160
	Protalix BioTherapeutics, Inc. ADR(A)	720	1,296
	Puma Biotechnology, Inc.(A)	1,161	6,908
	Rigel Pharmaceuticals, Inc.(A)	108	4,626
	Select Medical Holdings Corp.	909	13,499
	SIGA Technologies, Inc.	738	4,509
	Tactile Systems Technology, Inc.(A)	45	1,305
	Varex Imaging Corp.(A)	99	1,153
			760,013

19.17%	INDUSTRIALS
	ABM Industries, Inc.	108	4,568
	Alamo Group, Inc.	45	7,554
	Albany International Corp.	72	3,650
	Allegiant Travel Co.(A)	135	11,511
	Alta Equipment Group, Inc.	432	1,987
	ArcBest Corp.	45	3,339
	Array Technologies, Inc.(A)	1,503	13,858
	Atkore, Inc.	504	31,878
	Atmus Filtration Technologies, Inc.	1,350	70,078
	Boise Cascade Co.	288	21,197
	BrightView Holdings, Inc.(A)	306	3,877
	Chart Industries, Inc.(A)	225	46,402
	Cimpress plc ADR(A)	414	27,568

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
Concrete Pumping Holdings, Inc.	117	$785
Corecivic, Inc.(A)	477	9,115
Costamare, Inc. ADR	342	5,400
CSG Systems International, Inc.	297	22,777
Deluxe Corp.	684	15,274
DNOW, Inc.(A)	171	2,266
Fluor Corp.(A)	459	18,190
Forrester Research, Inc.(A)	189	1,535
Franklin Covey Co.(A)	72	1,208
Genco Shipping & Trading Ltd. ADR	45	829
The GEO Group, Inc.(A)	810	13,057
Gibraltar Industries, Inc.(A)	261	12,904
Griffon Corp.	432	31,817
Hillenbrand, Inc.	1,017	32,259
Hillman Solutions Corp.(A)	432	3,741
HNI Corp.	298	12,528
Hub Group, Inc.	63	2,684
Huron Consulting Group, Inc.(A)	234	40,461
Hyster-Yale, Inc.	261	7,754
ICF International, Inc.	270	23,031
Janus International Group, Inc.(A)	2,673	17,481
Karat Packaging, Inc.	108	2,438
Kennametal, Inc.	63	1,790
Kforce, Inc.	126	3,896
Korn Ferry	135	8,913
Luxfer Holdings plc ADR	81	1,096
Marten Transport Ltd.	144	1,639
Matrix Service, Co.(A)	81	948
Matson, Inc.	306	37,806
Maximus, Inc.	1,062	91,672
Miller Industries, Inc.	99	3,700
Nextpower, Inc.(A)	1,395	121,518
NWPX Infrastructure, Inc.(A)	18	1,125
Pangaea Logistics Solutions Ltd. ADR	414	2,848
Quad/Graphics, Inc.	963	6,038

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	RCM Technologies, Inc.(A)	81	$1,656
	Safe Bulkers, Inc. ADR	477	2,299
	Shoals Technologies Group, Inc.(A)	459	3,902
	SkyWest, Inc.(A)	234	23,496
	Sun Country Airlines Holdings(A)	387	5,569
	Tecnoglass, Inc. ADR	279	14,039
	Tennant Co.	81	5,970
	Thermon Group Holdings, Inc.(A)	99	3,679
	TriNet Group, Inc.	1,125	66,521
	Trinity Industries, Inc.	540	14,278
	UFP Industries, Inc.	261	23,764
	UniFirst Corporation of Massachusetts	9	1,736
	Upwork, Inc.(A)	612	12,130
	V2X, Inc.(A)	531	28,966
	Verra Mobility Corp.(A)	3,096	69,381
	Virco Mfg. Corp.	180	1,150
			1,086,526

12.96%	INFORMATION TECHNOLOGY
	8x8, Inc.(A)	1,116	2,199
	A10 Networks, Inc.	351	6,209
	ACI Worldwide, Inc.(A)	1,251	59,810
	Adeia, Inc.	1,260	21,735
	Advanced Energy Industries, Inc.	99	20,728
	Alpha & Omega Semiconductor Ltd. ADR(A)	36	713
	ASGN, Inc.(A)	648	31,214
	Axcelis Technologies, Inc.(A)	297	23,861
	Belden, Inc.	207	24,126
	Blackbaud, Inc.(A)	369	23,365
	Box, Inc.(A)	1,026	30,688
	Clearwater Analytics Holdings, Inc.(A)	810	19,537
	Climb Global Solutions, Inc.	18	1,850
	Consensus Cloud Solutions, Inc.(A)	531	11,586
	CTS Corp.	63	2,701

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
Daktronics, Inc.(A)	216	$4,270
Diebold Nixdorf, Inc.(A)	738	50,103
Digi International, Inc.(A)	54	2,338
Diodes, Inc.(A)	90	4,441
eGain Corp.(A)	162	1,667
ePlus, Inc.	144	12,629
EverCommerce, Inc.(A)	774	9,373
Fabrinet ADR(A)	162	73,755
FormFactor, Inc.(A)	189	10,542
The Hackett Group, Inc.	252	4,947
Harmonic, Inc.(A)	774	7,655
I3 Verticals, Inc.(A)	27	680
Immersion Corporation	288	1,958
Insight Enterprises, Inc.(A)	369	30,062
InterDigital, Inc.	297	94,559
Kimball Electronics, Inc.(A)	27	751
Kulicke & Soffa Industries, Inc. ADR	27	1,230
Mitek Systems, Inc.(A)	234	2,469
OneSpan, Inc.	198	2,542
Ooma, Inc.(A)	135	1,584
PC Connection, Inc.	81	4,679
PDF Solutions, Inc.(A)	45	1,284
Penguin Solutions, Inc.(A)	387	7,570
Photronics, Inc.(A)	225	7,200
Plexus Corp.(A)	117	17,199
Power Integrations, Inc.	144	5,118
Qualys, Inc.(A)	234	31,099
Sanmina Corp.(A)	126	18,909
ScanSource, Inc.(A)	135	5,273
Sprinkler, Inc. Class A(A)	522	4,061
Synaptics, Inc.(A)	189	13,990
Synchronoss Technologies, Inc.(A)	207	1,772
Veeco Instruments, Inc.(A)	63	1,801
Viavi Solutions, Inc.(A)	729	12,991
VTEX ADR(A)	468	1,760
Xperi, Inc.(A)	342	2,004
		734,587

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
4.51%	MATERIALS
	AdvanSix, Inc.	171	$2,958
	Alpha Metallurgical Resources(A)	81	16,190
	Cabot Corp.	531	35,195
	The Chemours Co.	1,134	13,370
	Commercial Metals Co.	648	44,855
	Constellium SE ADR(A)	1,053	19,849
	Innospec, Inc.	189	14,466
	LSB Industries, Inc.(A)	153	1,300
	Minerals Technologies, Inc.	18	1,097
	O-I Glass, Inc.(A)	1,017	15,011
	Ryerson Holding Corp.	126	3,170
	SunCoke Energy, Inc.	837	6,026
	Sylvamo Corp.	783	37,701
	TimkenSteel Corp.(A)	225	3,861
	Warrior Met Coal, Inc.	351	30,948
	Worthington Steel, Inc.	288	9,971
			255,968

4.39%	REAL ESTATE
	Apple Hospitality, Inc. REIT	495	5,866
	Broadstone Net Lease, Inc. REIT	279	4,846
	COPT Defense Properties REIT	567	15,763
	DiamondRock Hospitality Co. REIT	693	6,209
	Douglas Emmett, Inc. REIT	1,269	13,946
	Global Medical, Inc. REIT	27	911
	NexPoint Residential Trust, Inc. REIT	108	3,251
	One Liberty Properties, Inc. REIT	81	1,643
	OUTFRONT Media, Inc. REIT	1,224	29,498
	Plymouth Industrial, Inc. REIT	324	7,089
	RLJ Lodging Trust REIT	351	2,615
	Ryman Hospitality Properties, Inc. REIT	1,314	124,331
	Tanger, Inc. REIT	900	30,033
	Xenia Hotels & Resorts, Inc. REIT	189	2,672
			248,673

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
2.42%	UTILITIES
	Avista Corp.	1,053	$40,583
	Consolidated Water Co. Ltd. ADR	315	11,116
	Montauk Renewables, Inc.(A)	2,403	4,013
	Southwest Gas Corp.	1,017	81,380
			137,092

99.62%	TOTAL COMMON STOCKS
	(Cost: $5,691,393)		5,646,859

99.62%	TOTAL INVESTMENTS
	(Cost: $5,691,393)		5,646,859
0.38%	Other assets, net of liabilities		21,696
100.00%	NET ASSETS		$5,668,555

(A)Non-income producing.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT- Real Estate Income Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of InvestmentsDecember 31, 2025

		Shares	Value
99.28%	COMMON STOCKS

6.73%	AUSTRALIA
	Aristocrat Leisure Ltd.	261	$10,134
	BHP Group Ltd.	2,880	87,431
	Brambles Ltd.	873	13,376
	Computershare Ltd.	549	12,508
	CSL Ltd.	189	21,776
	Fortescue Ltd.	1,440	21,151
	Macquarie Group Ltd.	63	8,543
	Northern Star Resources Ltd.	1,026	18,302
	QBE Insurance Group Ltd.	1,539	20,428
	Rio Tinto Ltd.	981	96,119
	Rio Tinto plc	882	71,262
	Wesfarmers Ltd.	162	8,767
			389,797

0.14%	AUSTRIA
	Verbund AG	108	7,869

1.33%	BELGIUM
	Ageas SA/NV	126	8,855
	Anheuser-Busch InBev SA/NV	909	58,647
	KBC Group NV	72	9,413
			76,915

3.23%	DENMARK
	Carlsberg A/S	279	36,664
	Danske Bank A/S	288	14,437
	Novonesis A/S	459	29,451
	Pandora A/S	621	69,138
	ROCKWOOL A/S	468	16,597
	Vestas Wind Systems A/S	747	20,380
			186,667

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
1.08%	FINLAND
	Nokia oyj	2,871	$18,800
	Nordea Bank Abp	2,322	43,893
			62,693

13.00%	FRANCE
	LVMH Moet Hennessy Louis Vuitton	144	109,152
	Air Liquide SA	72	13,560
	Airbus SE	108	25,181
	AXA SA	801	38,557
	Capgemini SE	180	30,091
	Compagnie de Saint-Gobain	81	8,278
	Compagnie Generale des Etablissements Michelin	225	7,486
	Dassault Aviation SA	27	8,688
	Dassault Systemes SE	756	21,181
	Edenred SE	396	8,800
	Eiffage SA	45	6,473
	Engie SA	1,179	31,050
	Hermes International SCA	18	44,888
	Ipsen SA	54	7,552
	Legrand SA	72	10,767
	L’Oreal SA	234	100,814
	Publicis Groupe SA	252	26,245
	Sanofi SA	576	55,994
	Schneider Electric SE	279	77,019
	Thales SA	36	9,722
	TotalEnergies SE	1,035	67,616
	Vinci SA	306	43,171
			752,285

6.55%	GERMANY
	Allianz SE	153	70,214
	BASF SE	162	8,459
	Deutsche Post AG	360	19,770

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Deutsche Telekom AG	4,185	$136,038
	Hannover Rueck SE	63	19,709
	Infineon Technologies AG	396	17,559
	Merck KGaA	63	9,077
	Muenchener Rueckversicherungs- Gesellschaft AG	72	47,570
	SAP SE	45	11,018
	Siemens AG	99	27,824
	Talanx AG	90	12,036
			379,274

2.08%	ITALY
	Enel S.p.A.	1,935	20,186
	Eni S.p.A.(A)	783	14,852
	Ferrari NV	27	10,112
	Intesa Sanpaolo S.p.A.	1,989	13,840
	Leonardo S.p.A.	117	6,759
	Poste Italiane S.p.A. 144A	306	7,724
	Ryanair Holdings plc	558	19,378
	UniCredit S.p.A.	333	27,754
			120,605

19.68%	JAPAN
	Astellas Pharma, Inc.(A)	1,080	14,431
	Bridgestone Corp.(A)	522	11,710
	Canon, Inc.(A)	288	8,518
	Central Japan Railway Co.(A)	315	8,722
	Chugai Pharmaceutical Co. Ltd.(A)	396	20,839
	Dai-ichi Life Holdings, Inc.(A)	3,060	25,464
	Daiichi Sankyo Co. Ltd.(A)	558	11,927
	Daikin Industries Ltd.(A)	234	29,997
	Denso Corp.(A)	1,107	15,251
	Disco Corp.(A)	27	8,303
	Fast Retailing Co. Ltd.(A)	90	32,716
	Fujitsu Ltd.(A)	468	12,934

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedDecember 31, 2025

	Shares	Value
Inpex Corp.(A)	351	$7,007
ITOCHU Corp.(A)	6,975	87,944
KDDI Corp.(A)	2,754	47,620
Keyence Corp.(A)	54	19,540
Komatsu Ltd.(A)	828	26,430
Marubeni Corp.(A)	1,062	29,513
Mitsubishi Corp.(A)	819	18,750
Mitsubishi Electric Corp.(A)	549	16,070
Mitsubishi UFJ Financial Group(A)	6,282	99,981
Mitsui & Co. Ltd.(A)	270	8,003
MS&AD Insurance Group Holdings(A)	2,106	49,517
Murata Manufacturing Co. Ltd.(A)	450	9,325
NEC Corp.(A)	261	8,848
Nintendo Co. Ltd.(A)	162	10,958
Nippon Yusen K.K.(A)	234	7,586
Nomura Research Institute Ltd.(A)	288	11,070
NTT, Inc.(A)	29,574	29,774
ORIX Corp.(A)	657	19,101
Otsuka Holdings Co. Ltd.(A)	225	12,745
Panasonic Holdings Corp.(A)	1,107	14,300
Recruit Holdings Co Ltd.(A)	1,242	70,148
Shin-Etsu Chemical Co. Ltd.(A)	639	19,879
SoftBank Corp.(A)	34,380	47,145
Sompo Holdings, Inc.(A)	432	14,716
Sony Group Corp.(A)	873	22,427
Subaru Corp.(A)	369	7,998
Sumitomo Corp.(A)	540	18,657
Sumitomo Realty & Development Co. Ltd.(A)	288	7,229
Suzuki Motor Corp.(A)	1,224	18,242
Takeda Pharmaceutical Co. Ltd.(A)	612	18,891
TDK Corp.(A)	639	9,020
Tokio Marine Holdings, Inc.(A)	2,277	84,559
Tokyo Electron Ltd.(A)	144	31,551
Tokyo Gas Co Ltd.(A)	207	8,200
Toyota Tsusho Corp.(A)	756	25,454
		1,139,010

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
0.15%	LUXEMBOURG
	InPost SA(A)	684	$8,416

7.15%	NETHERLANDS
	ASM International NV	18	10,949
	ASML Holding NV	270	292,364
	Heineken NV	99	8,114
	Koninklijke Ahold Delhaize NV	234	9,589
	Prosus NV	540	33,539
	STMicroelectronics NV	441	11,630
	Universal Music Group NV	459	11,991
	Wolters Kluwer NV	342	35,505
			413,681
0.84%	NORWAY
	Aker BP ASA	360	9,175
	DNB Bank ASA	252	7,038
	Equinor ASA	1,368	32,164
			48,377

0.14%	PORTUGAL
	Jeronimo Martins SGPS SA	342	8,143

2.19%	SPAIN
	Amadeus IT Group SA	279	20,604
	Banco Bilbao Vizcaya Argentaria SA	963	22,691
	Cellnex Telecom SA 144A	216	6,963
	Endesa SA	423	15,226
	Industria de Diseno Textil SA	702	46,480
	Repsol SA	369	6,906
	Telefonica SA(A)	1,917	7,869
			126,739

6.35%	SWEDEN
	Assa Abloy AB	1,071	41,751
	Atlas Copco AB	3,276	59,086
	Evolution AB 144A	153	10,466

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	H & M Hennes & Mauritz AB	432	$8,723
	Hexagon AB	2,151	25,584
	Investor AB	2,538	91,083
	Sandvik AB	243	7,934
	Skandinaviska Enskilda Banken AB	1,152	24,413
	Svenska Handelsbanken AB	999	14,578
	Swedbank AB	918	32,018
	Swedish Orphan Biovitrum AB(A)	216	7,808
	Telefonaktiebolaget LM Ericsson	1,746	17,182
	Volvo AB	837	26,901
			367,527
12.39%	SWITZERLAND
	ABB Ltd.	468	34,989
	Compagnie Financiere Richemont SA	108	23,458
	Galderma Group AG	63	12,893
	Holcim AG	153	15,020
	Kuehne + Nagel International AG	81	17,512
	Nestle SA	747	74,257
	Novartis AG	1,143	158,153
	Roche Holding AG	567	234,932
	Schindler Holding AG	18	6,799
	SGS SA	63	7,227
	Sika AG	63	12,932
	Sonova Holding AG	27	7,059
	Straumann Holding AG	63	7,433
	Swiss Life Holding AG	9	10,417
	Swiss Re AG	135	22,641
	UBS Group AG	792	36,955
	Zurich Insurance Group AG	45	34,189
			716,866

16.25%	UNITED KINGDOM
	International Consolidated Airlines Group SA	2,709	15,129
	3i Group plc	1,152	50,669

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedDecember 31, 2025

		Shares	Value
	Admiral Group plc	207	$8,862
	Ashtead Group plc	279	19,127
	AstraZeneca plc	1,026	190,715
	British American Tobacco plc	1,683	95,598
	BP plc	2,322	13,546
	BT Group plc	2,916	7,234
	Bunzl plc.	369	10,326
	Coca-Cola European Partners plc	288	26,122
	Compass Group plc	585	18,641
	Diageo plc	639	13,812
	GSK plc	2,970	73,042
	Haleon plc	4,653	23,507
	Halma plc	153	7,297
	HSBC Holdings plc	4,275	67,640
	Imperial Brands plc	963	40,487
	Lloyds Banking Group plc	7,713	10,214
	Next plc	54	9,958
	Prudential plc	603	9,303
	Reckitt Benckiser Group plc	504	40,775
	RELX plc	612	24,913
	Shell plc	1,314	48,530
	Unilever plc	1,521	99,631
	Wise plc(A)	1,332	15,998
			941,076
99.28%	TOTAL COMMON STOCKS
	(Cost: $5,658,617)		5,745,940

0.32%	PREFERRED STOCKS

0.32%	GERMANY
	Dr Ing hc F Porsche AG	342	18,336

0.32%	TOTAL PREFERRED STOCKS
	(Cost: $18,643)		18,336

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Schedule of Investments - continuedDecember 31, 2025

99.60%	TOTAL INVESTMENTS
	(Cost: $5,677,260)	$5,764,276
0.40%	Other assets, net of liabilities	23,248
100.00%	NET ASSETS	$5,787,524

(A)Non-income producing.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $25,153 and is 0.43% of the Fund’s net assets.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Statements of Assets and Liabilities

December 31, 2025

	APPLIED FINANCE LARGE CAP ETF	APPLIED FINANCE IVS US SMID ETF	APPLIED FINANCE IVS INTERNATIONAL LARGE ETF
ASSETS
Investments at value(1) (Note 1)	$383,913,768	$5,646,859	$5,764,276
Cash	2,809,790	10,736	21,691
Receivable for securities sold	—	9,005	—
Dividends and tax reclaims receivable	196,448	4,229	3,149
TOTAL ASSETS	386,920,006	5,670,829	5,789,116

LIABILITIES
Accrued advisory fees	158,144	2,274	1,592
TOTAL LIABILITIES	158,144	2,274	1,592
NET ASSETS	$386,761,862	$5,668,555	$5,787,524

Net Assets Consist of:
Paid-in capital	$336,023,358	$5,713,089	$5,701,140
Distributable earnings (accumulated deficit)	50,738,504	(44,534)	86,384
Net Assets	$386,761,862	$5,668,555	$5,787,524

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	8,825,000	225,000	225,000
Net Asset Value and Offering Price Per Share	$43.83	$25.19	$25.72

(1) Identified cost of:	$327,823,129	$5,691,393	$5,677,260

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

	Year Ended December 31, 2025		Period Ended December 31, 2025
	APPLIED FINANCE LARGE CAP ETF		APPLIED FINANCE IVS US SMID ETF(2)	APPLIED FINANCE IVS INTERNATIONAL LARGE ETF(3)
INVESTMENT INCOME
Dividends(1)	$3,134,704		$6,314	$3,320
Total investment income	3,134,704		6,314	3,320

EXPENSES
Investment advisory fees (Note 2)	1,342,781		2,274	1,592
Total expenses	1,342,781		2,274	1,592
Net investment income (loss)	1,791,923		4,040	1,728

REALIZED AND UNREALIZED GAIN (LOSS) OF INVESTMENTS
Net realized gain (loss) on investments	19,659,896	(4)	—	—
Net change in unrealized appreciation (depreciation) of investments	30,199,406		(44,534)	87,016
Net realized and unrealized gain (loss) of investments	49,859,302		(44,534)	87,016

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$51,651,225		$(40,494)	$88,744

(1)Net of foreign tax withheld of:	$464		$—	$—

(2)The Fund commenced operations on December 4, 2025.

(3)The Fund commenced operations on December 11, 2025.

(4)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

APPLIED FINANCE ETFS

Statements of Operations

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

APPLIED FINANCE ETFS

Statements of Changes in Net Assets

	APPLIED FINANCE LARGE CAP ETF		APPLIED FINANCE IVS US SMID ETF	APPLIED FINANCE IVS INTERNATIONAL LARGE ETF
	Years Ended December 31,		Period Ended December 31, 2025(1)	Period Ended December 31, 2025(2)
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,791,923	$1,313,422	$4,040	$1,728
Net realized gain (loss) on investments	19,659,896	11,330,270	—	—
Net change in unrealized appreciation (depreciation) of investments	30,199,406	18,435,072	(44,534)	87,016
Increase (decrease) in net assets from operations	51,651,225	31,078,764	(40,494)	88,744

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(1,801,958)	(1,332,065)	(4,040)	(2,360)
Decrease in net assets from distributions	(1,801,958)	(1,332,065)	(4,040)	(2,360)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	174,300,851	156,158,924	5,713,089	5,701,140
Cost of shares redeemed	(59,512,138)	(39,553,935)	—	—
Increase (decrease) in net assets from capital stock transactions	114,788,713	116,604,989	5,713,089	5,701,140

NET ASSETS
Increase (decrease) during period	164,637,980	146,351,688	5,668,555	5,787,524
Beginning of period	222,123,882	75,772,194	—	—
End of period	$386,761,862	$222,123,882	$5,668,555	$5,787,524

(1)The Fund commenced operations on December 4, 2025.

(2)The Fund commenced operations on December 11, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Financial Highlights

	Years Ended December 31,				Period Ended December 31, 2021(1)
	2025	2024	2023	2022
Net asset value, beginning of period	$36.56	$29.71	$23.61	$28.33	$25.00
Investment activities
Net investment income (loss)(2)	0.26	0.28	0.32	0.29	0.18
Net realized and unrealized gain (loss) of investments	7.21	6.79	5.96	(4.79)	3.31
Total from investment activities	7.47	7.07	6.28	(4.50)	3.49
Distributions
Net investment income	(0.20)	(0.22)	(0.18)	(0.22)	(0.16)
Return of capital	—	—	—	— (3)	—
Total distributions	(0.20)	(0.22)	(0.18)	(0.22)	(0.16)
Net asset value, end of period	$43.83	$36.56	$29.71	$23.61	$28.33

Total Return(4)	20.41%	23.77%	26.59%	(15.82%)	13.95%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.65%	0.82%	1.18%	1.19%	1.01%
Portfolio turnover rate(6)	23.56%	22.82%	23.01%	24.94%	30.04%
Net assets, end of period (000’s)	$386,762	$222,124	$75,772	$15,349	$9,915

(1) The Fund commenced operations on April 29, 2021.

(2) Per share amounts calculated using the average number of shares outstanding during the period.

(3)Less than $0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5) Ratios to average net assets have been annualized for the periods less than one year.

(6) Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS US SMID ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended December 31, 2025(1)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	0.02
Net realized and unrealized gain (loss) on investments(3)	0.19
Total from investment activities	0.21
Distributions
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$25.19

Total Return(4)	0.85%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.59%
Net investment income (loss)	1.05%
Portfolio turnover rate(4)	0.04%
Net assets, end of period (000’s)	$5,669

(1)The Fund commenced operations on December 4, 2025.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to the timing of share transactions for the period.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(5)Ratios to average net assets have been annualized.

See Notes to Financial Statements

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE IVS INTERNATIONAL LARGE ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended December 31, 2025(1)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	0.01
Net realized and unrealized gain (loss) of investments	0.72
Total from investment activities	0.73
Distributions
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$25.72

Total Return(3)	2.93%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.65%
Net investment income (loss)	0.71%
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000’s)	$5,788

(1)The Fund commenced operations on December 11, 2025.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Ratio is zero due to the Fund not having any purchases or sales of long term securities during the period.

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial StatementsDecember 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Valuation Large Cap ETF (“Valuation Large Cap”), Applied Finance IVS US SMID ETF (“IVS US SMID”), and the Applied Finance IVS International Large ETF (“IVS International Large”) (collectively, “the Funds”) are each a non-diversified series of ETF Opportunities Trusts , a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of each Fund’s shares are registered under the Securities Act of 1933, as amended. Valuation Large Cap commenced operations on April 29, 2021. IVS US SMID commenced operations on December 4, 2025. IVS International Large commenced operations on December 11, 2025.

Each Fund’s investment objective is to seek long term capital appreciation.

The Funds are each deemed to be individual reporting segment and are not part of a consolidated reporting entity. The objective and strategy, as outlined in each Fund’s prospectus under the heading “Principal Investment Strategies,” are used by Applied Finance Advisors, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record their investments at fair value. Generally, a Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025 exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each Fund’s assets to the Advisor as the Valuation Designee pursuant to each Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Trust has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trusts policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of each Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025 prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Valuation Large Cap
Common Stocks	$383,913,768	$—	$—		$383,913,768
Warrants	—	—	—	*	—
	$383,913,768	$—	$—		$383,913,768

IVS US SMID
Common Stocks	$ 5,646,859	$—	$—		$ 5,646,859
	$ 5,646,859	$—	$—		$ 5,646,859

IVS International Large
Common Stocks	$5,745,940	$—	$—		$5,745,940
Preferred Stocks	18,336	—	—		18,336
	$ 5,764,276	$ —	$ —		$ 5,764,276

*The Level 3 securities have zero value.

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the period ended December 31, 2025. On December 31, 2025, Valuation Large Cap held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 securities are not material to the financial statements, no additional Level 3 disclosures are presented.

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Warrants

Each Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025 any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2025, such reclassifications were attributable primarily to the tax treatment of redemptions in kind and taxable overdistributions:

	Paid-in Capital	Distributable Earnings
Valuation Large Cap	$23,109,774	$(23,109,774)
IVS US SMID	(114)	114
IVS International Large	—	—

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by each Fund. Each Fund will distribute its net realized capital gains, if any, to shareholders annually. Each Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. for Valuation Large Cap and IVS U.S. SMID and U.S. Bank, N.A. for IVS International Large (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is shown below. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025 other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is shown below.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Valuation Large Cap	25,000	$750	$1,095,750
IVS US SMID	25,000	$500	629,750
IVS International Large	25,000	$1,700	643,000

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in the Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking will be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A Participant Agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025 and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of each of the Funds, subject to the policies adopted by the Board. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds; (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, assumes and pays all ordinary expenses of the Funds, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired Fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of each Fund’s daily net assets, at the annualized rate of:

Valuation Large Cap	0.49%
IVS US SMID	0.59%
IVS International Large	0.65%

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025

The Advisor has retained Tidal Investments LLC (the “Sub-Advisor”) to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor will work directly with the Funds’ custodian, transfer agent and the Advisor to carry out the trading process for the Funds. The Sub-Advisor does not select investments for the Funds’ portfolio.

For its services to Valuation Large Cap, IVS US SMID, and IVS International Large, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the daily net assets of the combined Funds. Prior to November 1, 2025, the Sub-Advisory fee had the following rate: 0.0350% on the first $500 million in net assets; 0.0325% on the next $500 million in net assets; and 0.0300% on any net assets in excess of $1 billion (subject to a minimum of $25,000 per year). Effective November 1, 2025, the funds have the following rate: 0.0350% on the first $500 million in net assets; and 0.0300% on any net assets in excess of $500 million (subject to a combined minimum of $69,000 for Valuation Large Cap, IVS US SMID and IVS International Large).

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the daily net assets of each Fund, plus out-of-pocket expenses.

The  Custodian, Transfer Agent and Fund Accountant for Valuation Large Cap and IVS US SMID are as follows:

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025

The Fund Accountant, Transfer Agent and Custodian for IVS International Large are as follows:

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement.  For its services, U.S. Bancorp is entitled to a fee.  The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC, serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025 of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended December 31, 2025, were as follows:

Fund	Purchases	Sales
Valuation Large Cap	$ 68,216,683	$ 69,099,911
IVS US SMID	2,010	3,693
IVS International Large	—	—

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended December 31, 2025, were as follows:

Fund	Purchases	Sales	Realized Gain
Valuation Large Cap	$166,796,713	$57,207,240	$23,131,440
IVS US SMID	5,711,213	—	—
IVS International Large	5,677,260	—	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025

The tax character of the distributions during period ended December 31, 2025, and the year ended December 31, 2024, were as follows:

Period Ended December 31, 2025
Fund	Ordinary Income	Total
Valuation Large Cap	$1,801,958	$1,801,958
IVS US SMID	4,040	4,040
IVS International Large	2,360	2,360

Year Ended December 31, 2024
Fund	Ordinary Income	Total
Valuation Large Cap	$1,332,065	$1,332,065

As of December 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Accumulated Net Investment Income (Accumulated Deficits)	Other accumulated losses	Net Unrealized Appreciation (Depreciation)	Total
Valuation Large Cap	$—	$ (5,347,863)	$56,086,367	$50,738,504
IVS US SMID	—	—	(44,534)	(44,534)
IVS International Large	5,229	—	81,155	86,384

As of December 31, 2025, Valuation Large Cap had a capital loss carryforward of $5,347,863, of which $3,349,744 is considered short term and $1,998,119 is considered long term. These losses may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Valuation Large Cap	$327,827,401	$ 65,738,348	$ (9,651,982)	$56,086,367
IVS US SMID	5,691,393	102,062	(146,596)	(44,534)
IVS International Large	5,683,121	111,434	(30,279)	81,155

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses and the tax treatment of passive foreign investment companies.

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of Valuation Large Cap are listed for trading on NYSE Arca, Inc; shares of IVS US SMID and IVS International Large are listed for trading on the NASDAQ Stock Market® (each an “Exchange”) and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem its shares at NAV only in blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed a Participant Agreement; such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Period Ended December 31, 2025
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Valuation Large Cap	4,150,000	1,400,000	2,750,000
IVS US SMID	225,000	—	225,000
IVS International Large	225,000	—	225,000

Year Ended December 31, 2024
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
Valuation Large Cap	4,700,000	(1,175,000)	3,525,000

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Notes to the Financial Statements - continuedDecember 31, 2025

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. An investment in the Funds’ is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Applied Finance Valuation Large Cap ETF, Applied Finance IVS US SMID ETF, and Applied Finance IVS International Large ETF and Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of ETF Opportunities Trust, as of December 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Applied Finance Valuation Large Cap ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and 2022, and for the period from April 29, 2021 (commencement of operations) through December 31, 2021
Applied Finance IVS US SMID ETF	For the period from December 4, 2025 (commencement of operations) through December 31, 2025
Applied Finance IVS International Large ETF	For the period from December 11, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

FINANCIAL STATEMENTS | December 31, 2025

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Applied Finance Advisors, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 2, 2026

APPLIED FINANCE ETFSF

Report of Independent Registered Public Accounting Firm - continued

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Applied Finance Advisors, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Applied Finance Investment Advisory and Sub-Advisory Agreements Approvals

This annual report pertains only to the Applied Finance Valuation Large Cap ETF, Applied Finance IVS International Large ETF and Applied Finance IVS US SMID ETF; however, the disclosure below pertains only to Applied Finance IVS International Large ETF, Applied Finance IVS US SMID ETF and the Applied Finance IVS International SMID ETF, a fund that has not commenced operations. Once the Applied Finance IVS International SMID ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and applicable to that fund. Similar disclosure was provided in the Applied Finance Valuation Large Cap ETF’s semi-annual report dated June 30, 2025.

At a meeting held on September 23-24, 2025, (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the Investment Advisory Agreement (the “AF Advisory Agreement”) between the Trust and Applied Finance Advisors, LLC (“Applied Finance”) with respect to the Applied Finance IVS US SMID ETF (“SMID ETF”), the Applied Finance IVS International Large ETF (“International Large ETF”), and the Applied Finance IVS International SMID ETF (“International SMID ETF”) (each an “Applied Finance ETF”), and the Investment Sub-Advisory Agreement (the “Applied Finance Sub-Advisory Agreement”) between Applied Finance

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Supplemental Information (unaudited) - continued

and Tidal Investments, LLC (“Tidal”). The Board reflected on its discussions with the representatives from Applied Finance at the Meeting regarding the manner in which each Applied Finance ETF is to be managed and the roles and responsibilities of Applied Finance and Tidal under the AF Advisory Agreement and the Applied Finance Sub-Advisory Agreement (collectively, the “Applied Finance Advisory Agreements”).

The Trustees reviewed a memorandum from Trust Counsel that addressed the Trustees’ duties when considering the approval of the Applied Finance Advisory Agreements and the responses of Applied Finance and Tidal to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services to be provided by Applied Finance and Tidal, an expense comparison analysis for each Applied Finance ETF and comparable ETFs, and the Applied Finance Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Applied Finance Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Applied Finance and Tidal; (ii) the investment performance of Applied Finance; (iii) the costs of the services to be provided and profits to be realized by Applied Finance and Tidal from the relationship with the Applied Finance ETFs; (iv) the extent to which economies of scale would be realized if each Applied Finance ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Applied Finance Advisory Agreements, including: (i) information regarding the services and support to be provided by Applied Finance and Tidal to each Applied Finance ETF and its shareholders; (ii) presentations by management of Applied Finance addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Applied Finance ETFs; (iii) information pertaining to the compliance structures of Applied Finance and Tidal; (iv) disclosure information contained in the Applied Finance ETFs’ registration statement and Applied Finance’s and Tidal’s Form ADV and/or their respective policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Applied Finance Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Supplemental Information (unaudited) - continued

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance and Tidal, including financial information, information on personnel and the services to be provided by Applied Finance and Tidal to the Applied Finance ETFs, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of each Applied Finance ETF and comparative expense for other ETFs with strategies similar to each Applied Finance ETF prepared by an independent third party; (iii) the anticipated effect of size on each Applied Finance ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Applied Finance and Tidal from their respective relationships with the Applied Finance ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Applied Finance Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Applied Finance Advisory Agreements, the Trustees considered numerous factors, including:

1.The nature, extent, and quality of the services provided by Applied Finance

In this regard, the Board considered the responsibilities of Applied Finance and Tidal under the Applied Finance Advisory Agreements. The Board reviewed the services to be provided by Applied Finance to the Applied Finance ETFs, including, without limitation, Applied Finance’s process for formulating investment recommendations and the processes of both Applied Finance and Tidal for assuring compliance with each Applied Finance ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Applied Finance for the Applied Finance ETFs among the service providers; and the anticipated efforts of Applied Finance to promote each Applied Finance ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Applied Finance and Tidal; the education and experience of its personnel; and information provided on their respective compliance programs. The Board considered the methods to be utilized by Applied Finance in supervising Tidal as a sub-adviser to the Applied Finance ETFs and the relationship between Applied Finance and Tidal. After reviewing the foregoing and further information from Applied Finance and Tidal, the Board concluded that the nature, extent, and quality of the services to be provided by Applied Finance were satisfactory and adequate for the Applied Finance ETFs.

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Supplemental Information (unaudited) - continued

2.The investment performance of the Applied Finance ETF and Applied Finance.

The Board noted that the Applied Finance ETFs had not yet commenced operations. The Trustees considered Applied Finance’s experience in managing other ETFs and client accounts but that none of them had similar strategies to that of the Applied Finance ETFs.

3.The costs of services to be provided and profits to be realized by Applied Finance from the relationship with each Applied Finance ETF

In this regard, the Board considered the financial condition of Applied Finance and the level of commitment to the Applied Finance ETFs by Applied Finance. The Board also considered the assets and expenses of the Applied Finance ETFs, including the nature and frequency of advisory payments. The Board noted the information on profitability provided by Applied Finance. The Trustees considered that each of the Applied Finance ETFs had a unitary fee structure, and they compared the unitary fee of each Applied Finance ETF to the fees of its Morningstar Category and a peer group for each selected by Broadridge from each’s Morningstar Category.

For the SMID ETF, the Trustees considered that its expenses, including its advisory fees, relative to its Morningstar category, the Mid-Cap Blend category (the “Mid-Cap Category”), and its peer group consisting of 12 funds (the “Mid-Cap Peer Group”). The Board noted proposed advisory fee for the SMID ETF was the same as the gross and net advisory fees median for the Mid-Cap Peer Group, and that the proposed advisory fee for the SMID ETF was lower than the gross advisory fee median for the Mid-Cap Category, but higher than the net advisory fee median for the Mid-Cap Category. The Board noted that the fees to be paid to Tidal under the Applied Finance Sub-Advisory Agreement were consistent with the range of fees that it represented that it assessed to other clients. The Trustees also considered the split of the advisory fees paid to Applied Finance versus those paid to Tidal and the respective services provided by each to the SMID ETF. The Board also considered the projected profitability in managing the SMID ETF. The Board regarded SMID ETF’s fees and expenses as within a range of what could have been negotiated at arm’s length in light of all of the facts and circumstances.

For the International Large ETF, the Trustees considered its expenses, including its advisory fees, relative to its Morningstar category, the Foreign Large Blend category (the “Foreign Large Category”), and its peer group consisting of 12 funds (the “Foreign Large Peer Group”). The Board noted that both the Foreign

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Supplemental Information (unaudited) - continued

Large Category and Foreign Large Peer Group had a wide dispersion of gross and net advisory fees, and that the proposed management fee for the International Large ETF was higher than the medians for the Foreign Large Category and Foreign Large Peer Group. The Board considered that there were several funds in the Foreign Large Category and the Foreign Large Peer Group that had equal gross and net expense ratios to that of the International Large ETF, as well as higher gross and net expense ratios to those of the International Large ETF. The Board noted that the fees to be paid to Tidal under the Applied Finance Sub-Advisory Agreement were consistent with the range of fees that it represented that it assessed to other clients. The Trustees also considered the split of the advisory fees paid to Applied Finance versus those paid to Tidal and the respective services provided by each to the International Large ETF. The Board also considered the projected profitability in managing the International Large ETF. The Board regarded International Large ETF’s fees and expenses as within a range of what could have been negotiated at arm’s length in light of all of the facts and circumstances.

For the International SMID ETF, the Trustees considered its expenses, including its advisory fees, relative to its Morningstar category, the Foreign Small/Mid Blend category (the “Foreign SMID Category”), and its peer group consisting of f funds (the “Foreign SMID Peer Group”). The Board noted a range of gross and net advisory fees for both the Foreign SMID Category and Foreign SMID Peer Group, and that the proposed management fee for the International SMID ETF was higher than the medians for the Foreign SMID Category and Foreign SMID Peer Group; the Trustees also noted that the proposed fee for the International SMID ETF was higher than all but one other ETF on a gross and net basis as compared to the Foreign SMID Peer Group. The Trustees further noted that the International SMID ETF’s gross and net expense ratios were higher than the median gross and net expense ratios of its Foreign Small/Mid Category and the median gross and net expense ratios of its Foreign SMID Peer Group. The Board considered that the International SMID ETF’s gross and net expense ratios were not the highest in the Foreign SMID Category and the Foreign SMID Peer Group. The Board noted that the fees to be paid to Tidal under the Applied Finance Sub-Advisory Agreement were consistent with the range of fees that it represented that it assessed to other clients. The Trustees also considered the split of the advisory fees paid to Applied Finance versus those paid to Tidal and the respective services provided by each to the International SMID ETF. The Board also considered the projected profitability in managing the International SMID ETF. The Board regarded International SMID ETF’s fees and expenses as within a range of what could have been negotiated at arm’s length in light of all of the facts and circumstances.

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Supplemental Information (unaudited) - continued

After further consideration, the Board concluded that the profitability and fees to be paid to Applied Finance (who in turn would pay Tidal) were within an acceptable range in light of the services to be rendered by Applied Finance.

4.The extent to which economies of scale would be realized as each Applied Finance ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of each Applied Finance ETF’s shareholders.

The Trustees considered that each Applied Finance ETF is not of sufficient size to achieve economies of scale and that there are no breakpoints in the AF Advisory Agreement. However, they noted that the unitary fee structure limits each Applied Finance ETF shareholders’ exposure to fee increases.

5.Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Applied Finance ETFs; the basis of decisions to buy or sell securities for the Applied Finance ETFs; the substance and administration of the Codes of Ethics and other relevant policies of Applied Finance and Tidal. The Board noted that Applied Finance represented that it has not and does not anticipate utilizing soft dollars or commission recapture with regard to the Applied Finance ETFs.

The Board considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and the Board considered that Applied Finance is the investment adviser to the Applied Finance Funds, which are series of the World Funds Trust. It was noted that Applied Finance represented that the Applied Finance Funds may invest in the Applied Finance ETFs from time to time for the same reasons they would invest in other non-affiliated mutual funds or ETFs. Applied Finance represented that it does not believe such investments will raise conflicts or be duplicative services. The Board also considered potential benefits for Applied Finance and Tidal in managing the Applied Finance ETFs. Following further consideration and discussion, the Board indicated that the standards and practices of Applied Finance and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived from managing the Applied Finance ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the

FINANCIAL STATEMENTS | December 31, 2025

APPLIED FINANCE ETFS

Supplemental Information (unaudited) - continued

Applied Finance Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Applied Finance Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes approval of investment advisory contract in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

* Print the name and title of each signing officer under his or her signature.